SHARE OPTIONS - Summary of Share Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Weighted average exercise price of outstanding options (in dollars per share)	$ 0.00	$ 5.63
Outstanding - unvested (in shares)	0	0
Weighted average exercise price (in dollars per share)	$ 0	$ 0
Options outstanding and unvested, weighted average remaining contractual life	0 years	0 years
Options outstanding and exercisable, number of options (in shares)	0	400,000
Options outstanding and exercisable, weighted average exercise price (in dollars per share)	$ 0	$ 5.63
Options outstanding and exercisable, weighted average remaining contractual life	0 years	1 year 9 months 14 days